Financial instruments - Payments Made on Series P Bonds (Details) - Series P bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest payment
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,385	$ 3,835	$ 3,534
CCS Coverage
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,569	$ 3,119	$ 3,439